INTANGIBLE ASSETS (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020	Oct. 31, 2020	Oct. 31, 2019
Goodwill [Line Items]
Expiration of patents description			The expiration dates of the existing patents range from 2021 to 2039		The expirations of the existing patents range from 2020 to 2040
Book value patent applications, net			$ 90,000	$ 892,000	$ 1,725,000	$ 1,104,000
Intangible asset amortization expense			203,000	263,000	$ 337,000	$ 386,000
General and Administrative Expense [Member]
Goodwill [Line Items]
Book value patent applications, net	$ 21,000	$ 300,000	90,000	900,000
Intangible asset amortization expense	$ 68,000	$ 79,000	$ 200,000	$ 300,000